Note 8 - Earnings Per Share	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Earnings per share [text block]
Note 8.	Earnings Per Share

Basic earnings per share is calculated by dividing the net income or loss for the year attributable to ordinary equity holders of Opera Limited by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing the net income or loss attributable to ordinary equity holders of Opera Limited by the weighted average number of ordinary shares outstanding during the year plus the number of ordinary shares that would be issued pursuant to Opera’s employee equity program based on period-average employee equity awards. The net dilutive effect of these awards is determined by application of the treasury stock method related to the share equivalents of unrecognized share compensation expense on employee equity grants outstanding at period end.

Opera Limited has American depositary shares (ADSs) listed on the Nasdaq Global Select Market. Each ADS represents two ordinary shares in the Company.

The following table shows the income and share data used in the basic and diluted earnings per ADS and per share calculations (in thousands, except share and per share data):

	Year ended December 31,
	2021	2022	2023
Net income (loss) attributable to owners of the parent:
Income (loss) from continuing operations	$(43,149)	$15,035	$153,301
Loss from discontinued operations	(816)	-	-
Net income (loss) attributable to owners of the parent	$(43,964)	$15,035	$153,301
Basic and diluted weighted-average number of ordinary shares in the period: (1)
Issued ordinary shares at beginning of period	228,285,684	230,291,732	178,430,242
Effect of shares issued (Note 4)	2,165,283	1,580,952	2,007,850
Effect of shares bought to treasury (Note 16)	(164,324)	(12,914,508)	(1,926,286)
Basic weighted-average number of ordinary shares in the period	230,286,642	218,958,176	178,511,806
Effect of employee equity grants (Note 4) (2)	-	1,706,927	3,331,410
Diluted weighted-average number of ordinary shares in the period	230,286,642	220,665,102	181,843,216

ADS equivalent of basic weighted-average number of ordinary shares in the period	115,143,321	109,479,088	89,255,903
ADS equivalent of diluted weighted-average number of ordinary shares in the period	115,143,321	110,332,551	90,921,608
(1)	The number of ordinary shares outstanding in the periods, and its ADS equivalent, are presented in the Statement of Changes in Equity.
(2)	In 2021, the number of diluted weighted-average number of ordinary shares, and its ADS equivalent, excluded the effect of 2,766,525 ADSs that would be issued at the vesting of the employee equity grants because these potential shares would have had anti-dilutive effects on the diluted net loss per ADS and per share.

	Year ended December 31,
	2021	2022	2023
Earnings per ADS and per ordinary share for income (loss) from continuing operations:
Basic earnings per ADS	$(0.37)	$0.14	$1.72
Diluted earnings per ADS	$(0.37)	$0.14	$1.69
Basic earnings per ordinary share	$(0.19)	$0.07	$0.86
Diluted earnings per ordinary share	$(0.19)	$0.07	$0.84
Earnings per ADS and per ordinary share for net income (loss):
Basic earnings per ADS	$(0.38)	$0.14	$1.72
Diluted earnings per ADS	$(0.38)	$0.14	$1.69
Basic earnings per ordinary share	$(0.19)	$0.07	$0.86
Diluted earnings per ordinary share	$(0.19)	$0.07	$0.84